Standardised Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Standardised Measure) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	$ 26,183	$ 38,175	$ 47,534
Future production costs	(9,464)	(10,086)	(17,028)
Future development costs	(7,799)	(8,602)	(10,585)
Future income taxes	(1,540)	(4,919)	(4,056)
Future net cash flows	7,380	14,568	15,865
Discount at 10 per cent per annum	(2,322)	(5,416)	(5,625)
Standardised measure	5,058	9,152	10,240	$ 8,242
Australia [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	11,526	18,292	17,398
Future production costs	(4,027)	(4,710)	(5,345)
Future development costs	(4,124)	(3,860)	(3,842)
Future income taxes	(187)	(2,551)	(1,919)
Future net cash flows	3,188	7,171	6,292
Discount at 10 per cent per annum	(642)	(1,926)	(1,713)
Standardised measure	2,546	5,245	4,579
United States [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	12,997	18,076	28,012
Future production costs	(4,943)	(4,917)	(11,182)
Future development costs	(3,242)	(4,516)	(6,554)
Future income taxes	(880)	(1,657)	(1,236)
Future net cash flows	3,932	6,986	9,040
Discount at 10 per cent per annum	(1,586)	(3,396)	(3,783)
Standardised measure	2,346	3,590	5,257
Other countries [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	1,660	1,807	2,124
Future production costs	(494)	(459)	(501)
Future development costs	(433)	(226)	(189)
Future income taxes	(473)	(711)	(901)
Future net cash flows	260	411	533
Discount at 10 per cent per annum	(94)	(94)	(129)
Standardised measure	$ 166	$ 317	$ 404